PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2016
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION
1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

NQ Mobile Inc. (“NQ Mobile”, or the “Company”), through its subsidiaries, its variable interest entity (“VIE”), and the VIE’s subsidiaries, is principally engaged in the provision of mobile Internet services in the People’s Republic of China (the “PRC” or “China”) and overseas markets. NQ Mobile’s service portfolio includes mobile security, productivity and privacy protection, mobile games as well as related applications (e.g. live mobile social video platform, vlife wallpaper, music radar, healthcare, themed-wallpaper and desktop applications etc.) and advertising for the consumer market and an entire mobility solution set for the enterprise market. The Company, its wholly-owned and majority-owned subsidiaries, VIE and wholly-owned subsidiaries of the VIE are hereinafter collectively referred to as the “Group”.

(b) Reorganization and FL Mobile and Showself Transaction

The Company was incorporated as a limited liability company under the laws of the Cayman Islands on March 14, 2007. The Company was 100% owned by RPL Holdings Limited (“RPL”). RPL is a limited liability company organized under the laws of British Virgin Islands (“BVI”), which was owned and controlled by Dr. Henry Yu Lin, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou (collectively, the “Founders”). In 2015, one of the shareholders changed from Dr. Henry Yu Lin to Ms. Lingyun Guo. The others remain the same. Therefore, the shareholders become Ms. Lingyun Guo, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou (collectively, the Controlling Shareholders).

In May 2007, the Company established NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”) as a wholly foreign-owned enterprise in the PRC. In June 2007, the Company undertook a reorganization (the “Reorganization”) to become the ultimate holding company of the Group. Prior to the Reorganization, the Group’s business was operated by Beijing NQ Technology Co. Ltd. (“Beijing Technology”), a company wholly owned and controlled by the Controlling Shareholders, which commenced operations on October 21, 2005. By entering into a series of agreements (collectively, “NQ VIE Agreements”) with the Controlling Shareholders and NQ Beijing, Beijing Technology became a variable interest entity whose primary beneficiary is NQ Beijing. Consequently, the Company as the parent of NQ Beijing became the ultimate primary beneficiary of Beijing Technology and has consolidated financial statements of Beijing Technology and its subsidiaries. Beijing Technology was the predecessor of the Group and operated all of the business of the Group prior to the Reorganization.

From 2012 to 2016, the Group established several subsidiaries and consolidated affiliated entities to support their expansion, including NQ (Beijing) Co., Ltd. (“NQ Tongzhou”) in January 2013, Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”) in September 2014, NQ Technology (Guizhou) Co., Ltd. (“NQ Guizhou”) in December 2015, Showself (Beijing) Technology Co., Ltd. (“Showself (Beijing)”) in July 2015, Xinjiang NQ Mobile Venture Capital Investment Co., Ltd. (“Xinjiang NQ”) in February 2016. During the same period, the Group also acquired companies including NationSky through Beijing Technology (“Nation Sky”), Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”), Beijing Tianya Co., Ltd. (“Tianya”), Best Partners Ltd. (“Best Partners”), Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”), Beijing Showself Technology Co., Ltd.(“Beijing Showself”), Linkmotion Holdings Ltd. (“Linkmotion”), Shanghai Launcher Software Technology Co., Ltd. (“Launcher ”) and Glory Team Ltd. (“Glory”). Beijing Showself was reorganized as a wholly owned subsidiary of Showself (Beijing) in June 2016.

During 2010 and 2012, the Group acquired 100% of the equity interests in FL Mobile Jiutian Technology Co., Ltd. (“FL Mobile”). Following subsequent reorganization in 2014, FL Mobile became one of the Group’s consolidated affiliated entities and controlled by the Group through contractual arrangements.

In August 2015, the Group entered into a framework agreement (the “FL Framework Agreement”) with Beijing Jinxin Rongda Investment Management Co. Ltd. (“Beijing Jinxin”), a subsidiary of Tsinghua Holdings Co., Ltd., to begin the divestment of the FL Mobile business (“FL Mobile Divestment”). In connection with the FL Mobile Divestment, FL Mobile was reorganized as a subsidiary of Xinjiang NQ in March 2016.

The Group has discussed the FL Mobile Divestment with several potential purchasers since 2015, including Gansu Huangtai Wine-Marketing Industry Co., Ltd. and Shenzhen Prince New Materials Co., Ltd., both listed on the Shenzhen Stock Exchange, and private equity investment fund. These three transactions, however, did not come to fruition due to various reasons, including ongoing changes in the capital market conditions and uncertainty surrounding relevant policies in China.

As part of FL Mobile Divestment, (i) the Group sold 22% of equity interests in FL Mobile to Dr. Vincent Wenyong Shi, the Company’s chairman and chief operating officer, for a consideration of RMB880 million (US$127million) via a termination and share purchase agreement in March 2016, however, 5.66% of the equity interests transferred was reverted in November 2016, as both the Company and Dr. Vincent Wenyong Shi have the right to revert the transaction entirely, such consideration was recorded as consideration received from shareholder on the balance sheet as of December 31, 2016, (ii) the Group sold 12% of equity interests in FL Mobile to Xinjiang Yinghe Equity Investment Management Limited Partnership ("Xinjiang Yinghe"), an affiliate of the management of FL Mobile, however, such transaction was terminated and reverted in November 2016, (iii) the Group sold a total of 20.66% of equity interests in FL Mobile to several affiliates of Beijing Jinxin in May 2016 and August 2016.

In March 2017, the Group entered into definitive agreements (the “Agreements”) with Tongfang Investment Fund Series SPC (the “Investor”), affiliate private equity investment fund of Tsinghua Tongfang. Pursuant to the terms of the Agreements, the Investor will acquire (i) 63% equity interests in FL Mobile, being all of the equity interests beneficially owned by the Company, for a cash consideration of RMB2,520 million and (ii) 65% equity interests in Showself (Beijing) Technology Co., Ltd (“Showself (Beijing)”), a live social video business, being all of the equity interests beneficially owned by the Company, for a cash consideration of RMB 800 million. The Investor had paid RMB150 million in cash as the non-refundable earnest money which will be counted towards the payment of the purchase price. The Investor will pay the remaining amount of the total consideration on or before May 31, 2017 after the Company delivers all of its equity interests in FL Mobile and Showself (Beijing). The consummation of the Transactions is subject to customary closing conditions (see Note 24(b)).

The Company has transferred their equity interests in FL Mobile and Showself (Beijing) to these purchasers pursuant to their contracts with them, and are in the process to collect remaining purchase price and close the whole FL Mobile and Showself (Beijing) Divestment. In addition to purchasing FL Mobile and Showself (Beijing), the affiliate private equity fund of Tsinghua Tongfang also has the option to purchase US$100 million worth of Class A Common shares of the Company at a price of US$1.05 per share, or US$5.25 per ADS within 3 months after the date of the full payment pursuant to the agreements to purchase FL Mobile.

(c) Divestment of NationSky

On November 26, 2015, the Group entered an agreement with former member of management of Beijing NationSky Network Technology Co., Ltd (“NationSky”) and a third party to divest 100% of the equity interests of NationSky with cash consideration of RMB510,000. On December 30, 2015, the transaction was closed with all consideration received by the Group, and the registration with Industrial and Commercial Registration had been completed.

(d) Subsidiaries, VIE and VIE’s subsidiaries

As of December 31, 2016, details of the Company’s major subsidiaries***, VIE and the VIE’s subsidiaries are as follows.

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Limited (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partners”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary of FL Mobile Inc.	Mobile advertising services
Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”)	September 29, 2014	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc.	January 21, 2013	Cayman Islands	Wholly-owned subsidiary	Mobile advertising and mobile games services
Linkmotion Holdings Ltd. (“Linkmotion”)	June 15, 2015	Cayman Islands	67%-owned subsidiary	Optimization of software and hardware in vehicle platform
Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun (Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
FL Mobile	November 30, 2012	The PRC	63%-owned subsidiary of Xinjiang NQ	Mobile games and advertising
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
FL Mobile (Beijing) Co., Ltd. (“FL Beijing”)	June 3, 2013	The PRC	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile advertising and mobile games services
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Advertising services based on mobile internet platform in the PRC
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services
Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”)	January 10, 2014	The PRC	Wholly-owned subsidiary of Xinjiang NQ	Enterprise mobility solutions and services
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	January 31, 2014	The PRC	68%-owned subsidiary of Beijing Technology	Research and development of live wallpapers
Showself (Beijing) Technology Co., Ltd. (“Showself”)	May 15, 2014	The PRC	65%-owned subsidiary of Beijing Technology	Development and operation of live mobile social video platform
Glory Team Ltd. (“Glory”)	October 1, 2015	Seychelles	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile games distribution
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	October 1, 2015	The PRC	Wholly-owned subsidiary of FL Mobile	Mobile games design and development
Shanghai Launcher Technology Co., Ltd. (“Launcher”)	February 29, 2016	The PRC	51%-owned subsidiary of Beijing Technology	Mobile desktop
Xinjiang NQ Mobile Venture Capital Investment Co., Ltd. ("Xinjiang NQ")	January 28, 2016	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services

*	NetQin International Limited was renamed to NQ International Limited on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

(e) Variable Interest Entity

Basic Information

PRC laws and regulations prohibit or restrict foreign ownership of companies from providing mobile value added services, mobile games and mobile advertising in the PRC where certain licenses are required for the provision of such services. To comply with these PRC laws and regulations, the Company provides services subject to such restrictions through the VIE and its subsidiaries in China. To provide the Company with the expected residual returns of the VIE and their subsidiaries, the Group entered into a series of contractual arrangements, such as power of attorney and exclusive equity purchase option agreement with the VIE and the shareholders of the VIE to enable the Company, through the Group’s subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the rights to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively to:

•	exercise effective control over the VIE;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses from the VIE as if they were their sole shareholders; and

•	have an exclusive option to purchase all of the equity interests in the VIE.

The Group has adopted the guidance of accounting for VIE, which requires certain VIE to be consolidated by the primary beneficiary of the entities. The Group’s management evaluated the relationships among the Company, NQ Beijing and Beijing Technology, and the economic benefits flow of the applicable contractual arrangements. The Group concluded that NQ Beijing is the primary beneficiary of Beijing Technology. As a result, the results of operations, assets and liabilities of Beijing Technology and its subsidiaries have been included in the Company’s consolidated financial statements.

Exclusive Technical Consulting Services Agreement between NQ Beijing and Beijing Technology. Under the exclusive technical consulting services agreement, NQ Beijing has the exclusive right to provide to Beijing Technology the technical consulting services related to Beijing Technology’s business operation. NQ Beijing owns the intellectual property rights developed by either NQ Beijing or Beijing Technology in the performance of this agreement. Beijing Technology pays to NQ Beijing quarterly service fees, determined unilaterally by NQ Beijing due to its control over Beijing Technology. The amount of service fees to be charged to Beijing Technology are determined at the sole discretion of NQ Beijing by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, and the operations of Beijing Technology. As of December 31, 2016, the retained earnings in Beijing Technology was US$30,978 after being charged the service fees by NQ Beijing. The service fees are eliminated upon consolidation. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 day’s advanced notice to Beijing Technology.

Business Operation Agreements between NQ Beijing and the shareholders of Beijing Technology. Under the business operation agreements, the registered shareholders of the VIE may not enter into any transactions that could materially affect the assets, liabilities, interests or operations of the VIE, without prior written consent from NQ Beijing. In addition, the shareholders of the VIE irrevocably appointed NQ Beijing, to vote on their behalf on all matters, including matters relating to the transfer of any or all of their respective equity interests in the VIE and appointments of the directors, chief executive officer, chief financial officer, and other senior management of the VIE. Each of these agreements will remain in effect till the date when NQ Beijing is dissolved, and can be terminated at the sole discretion of NQ Beijing.

Powers of Attorney executed by the shareholders of Beijing Technology in favor of NQ Beijing. Each of these powers of attorney irrevocably authorizes NQ Beijing, to vote on behalf of the registered shareholders of the VIE on matters stipulated by laws and the Article of Association of the VIE. The Powers of Attorney shall remain effective from the date it is signed to the date when NQ Beijing is dissolved in accordance with the laws of the People’s Republic of China, unless the Business Operations Agreement for the VIE is terminated in advance.

Equity Disposition Agreements between NQ Beijing and the shareholders of Beijing Technology. The equity disposition agreements irrevocably granted to NQ Beijing, or their designated parties, an exclusive option to purchase, to the extent permitted by the PRC law, any part or all of the equity interests in the VIE from the registered shareholders. The exercise price for the options to purchase the equity interests is the minimum amount of consideration permissible under PRC law. The options are exercisable at any time at the sole discretion of NQ Beijing, during the term of agreements. Each of the registered shareholders agrees not to transfer, pledge or dispose of its equity interests in the VIE in any way before NQ Beijing exercise their options in full or deliver the written approval. Each agreement has a term of 10 years and renewable on the same terms at the sole discretion of NQ Beijing.

Loan Agreements and Amended Loan Agreements between NQ Beijing and the shareholders of Beijing Technology and between the Company and the shareholders of Beijing Technology. Under these agreements, an aggregate of interest-free loans of RMB46,123 from NQ Beijing and 6% interest loan of US$250 from the Company were extended to the registered shareholders of Beijing Technology for sole purpose of contributing the registered capital to Beijing Technology in exchange for 100% of the equity interest in Beijing Technology. Without the prior consent of the Company and NQ Beijing, the registered shareholders of Beijing Technology cannot approve any transaction including merger, acquisition, new investments and etc., significantly affecting the registered shareholders’ rights of Beijing Technology. The loans have original terms of 10 years and are repayable if the Company and NQ Beijing decide to exercise their exclusive purchase option under Equity Disposition Agreements. The amendments requires that the loans can be settled fully only by the shareholders transferring the equity interests of Beijing Technology according to Equity Disposition Agreements to the Company and NQ Beijing.

Equity Interest Pledge Agreements between NQ Beijing and the shareholders of Beijing Technology. Under the equity interest pledge agreements, the registered shareholders of the VIE pledged all of their respective equity interests in the VIE to secure the VIE’s obligations under the relevant Exclusive Technical Consulting Services Agreement, Exclusive Business Cooperation Agreements, Business Operation Agreements and Equity Disposition Agreements described above. Each shareholder agrees not to sell, mortgage or dispose of any of the VIE’s equity interest it holds without prior written consent from NQ Beijing. These agreements are terminable only when the VIE’s obligations under the other agreements are fully settled.

Amended and Restated Business Operation Agreement, Amended and Restated Equity Interest Pledge Agreement and Amended and Restated Equity Disposition Agreement between NQ Beijing and shareholders of Beijing Technology, entered into on June 6, 2012, reflected the increase of the registration capital of Beijing Technology from RMB10 million to RMB50 million. All the other terms remain the same as the original agreements.

Amended and Restated Business Operation Agreement, Amended and Restated Equity Interest Pledge Agreement and Amended and Restated Equity Disposition Agreement between NQ Beijing and shareholders of Beijing Technology, entered into on November 17, 2015, reflected the shareholder of Beijing Technology change from Dr. Henry Yu Lin to Ms. Lingyun Guo. All the other terms remain the same as the original agreements.

Risks in Relation to the VIE Structure

The Ministry of Commerce of PRC (“MOC”) published a discussion draft of the proposed Foreign Investment Law (the “Draft”) in January 2015 aiming to, upon its enactment, replace the trio of existing laws regulating foreign investment in China. The Draft embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. The MOC is currently soliciting comments on the Draft and substantial uncertainties exist with respect to its enactment timetable, interpretation and implementation. The Draft, if enacted as proposed, may materially impact the viability of current corporate structure, corporate governance and business operations. The Draft expands the definition of foreign investment and introduces the principle of “actual control” in determining whether a company is considered a VIE.

Under the Draft, variable interest entities that are controlled via contractual arrangement would be deemed as VIEs, if they are ultimately “controlled” by foreign investors. Therefore, for any companies with a VIE structure in an industry category that is on the “negative list”, the VIE structure may be deemed legitimate only if the ultimate controlling person(s) is/are of PRC nationality (either PRC companies or PRC citizens). Conversely, if the actual controlling person(s) is/are of foreign nationalities, then the variable interest entities will be treated as VIEs and any operation in the industry category on the “negative list” without market entry clearance may be considered as illegal. Moreover, for the enterprises which are not incorporated under the laws of China (foreign investors) but are “controlled” by Chinese investors, they may submit documentary evidence to apply for identifying their investment as the investment by Chinese investors when they applying for the market entry clearance to engage in any investment as set out in the “negative list” in China. The competent authorities of foreign investment will grant the review opinion on whether the said investment is identified as the investment by Chinese investors.

In conclusion, if the Draft enacted as proposed, it is possible that the Company’s conduct of certain of its operations and businesses through the VIE could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a material adverse impact on the Company’s cash flows, financial position and operating performance. The Company’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the VIE Agreements would not be enforceable in China if PRC government authorities or courts were to find that such agreements contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company is unable to enforce any of these agreements, the Company would not be able to exert effective control over the affected VIE and consequently, the results of operations, assets and liabilities of the affected VIE and its subsidiaries would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected. The Company’s agreements with respect to its consolidated VIE are approved and in place. The Company’s management believes that such agreements are enforceable, and considers it a remote possibility that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the agreements to be unenforceable under existing laws.

Financial Information of VIE

The financial information of Beijing Technology and its subsidiaries were presented in aggregate as follows, which were included in the accompanying consolidated financial statements:

	As of December 31,
	2015	2016
	US$	US$
Cash and cash equivalents	103,794	59,632
Term deposits	66,296	124,117
Restricted cash	1,640	—
Other intercompany receivable to WOFEs	608	51,354
Other intercompany receivable	3	23,967
Total current assets	287,997	426,428
Total non-current assets	362,919	333,049
Total assets	650,916	759,477
Intercompany payable to WOFEs for the service fees	20,139	19,062
Other intercompany payable to WOFEs	39,089	17,005
Other intercompany payable	185,551	222,050
Total current liabilities	312,523	386,174
Deferred tax liabilities, non-current	6,840	3,976
Total liabilities	319,363	390,150

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Total net revenues	275,372	377,506	335,760
Net income/(loss)	18,751	36,136	(11,828)

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Net cash provided by/(used in) operating activities	30,094	30,287	(89,032)
Net cash (used in)/provided by investing activities	(9,415)	45,017	41,665
Net cash provided by financing activities	—	—	603
Effect of exchange rate changes on cash and cash equivalents	(2,643)	(1,018)	2,602
Net increase/(decrease) in cash and cash equivalents balance	18,036	74,286	(44,162)

The VIE contributed an aggregate of 83%, 93% and 98% of the consolidated revenues for the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the VIE, without the recourse to the Company, accounted for an aggregate of 81% and 80%, respectively, of the consolidated total assets, and 26% and 35%, respectively, of the consolidated total liabilities. The consolidated assets of VIE mainly comprised of recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions, purchased servers and office facilities. The balances of these assets as of December 31, 2015 and 2016 were included in the line of “Total non-current assets” in the table above.

Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Company. Intangible assets acquired through business acquisition are comprised of customer relationships, non-compete agreements, revenue sharing agreements, user base, technologies and games. Please refer to Note 4 – “Business Combination” for goodwill and intangible assets acquired through business combination.

All intercompany transactions and balances were eliminated upon consolidation.

In accordance with the VIE Agreements, the Company has power to direct activities of the VIE and its subsidiaries, and can have assets transferred out of the VIE and its subsidiaries without any restrictions. Therefore, the Company considers that there is no assets in the consolidated VIE and its subsidiaries that can be used only to settle obligations of the consolidated VIE except for registered capitals of US$7,251 and PRC statutory reserves of US$9,903, of their VIE and VIE’s subsidiaries, as of December 31, 2016. As the VIE and its subsidiaries are incorporated as limited liability companies under the PRC Company Law, and as such the creditors of liabilities of the PRC incorporated VIE have recourse only to the assets of these entities. Accordingly, the creditors of all the liabilities of the Company’s consolidated VIE do not have recourse to the Company’s general credit.

Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the VIE. As the Company is conducting mobile value added services, enterprise mobility, advertising business and other services through the VIE and its subsidiaries in the PRC, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

There are no VIE where the Company has variable interests but is not the primary beneficiary.